FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Increase (Decrease) in Stockholders' Equity
Balance	$ (126,957)
Share-based compensation expenses	9,153	$ 930	$ 2,273
Conversion of participating convertible redeemable preferred shares to common shares	264,509
Redesignation to Series F convertible redeemable participating preferred shares		(3,749)	(2,645)
Issuance of common shares in connection with exercise of options	$ 822
Issuance of common shares in connection with exercise of options (in shares)	277,319
Issuance of ordinary shares in connection with share-based compensation arrangements	$ 16
Purchase of non-controlling interest		(142)
Deemed dividend on convertible redeemable preferred shares - accretion of redemption premium	(100)	(20,436)	(84,306)
Net income	27,113	21,607	12,111
Balance	319,130	(126,957)
iKang Shanghai Lujiazui
Increase (Decrease) in Stockholders' Equity
Purchase of non-controlling interest		(326)
WA Health Care
Increase (Decrease) in Stockholders' Equity
Addition of non-controlling interest in connection with acquisition	3,388
PARENT COMPANY
Increase (Decrease) in Stockholders' Equity
Balance	(126,957)	(124,195)	(52,212)
Share-based compensation expenses	9,153	930	2,273
Conversion of participating convertible redeemable preferred shares to common shares	264,509
Redesignation to Series F convertible redeemable participating preferred shares		(3,749)	(2,645)
Issuance of common shares in connection with exercise of options	822
Issuance of ordinary shares in connection with share-based compensation arrangements	16
Deemed dividend on convertible redeemable preferred shares - accretion of redemption premium		(20,436)	(84,306)
Net income	27,113	21,607	12,111
Foreign currency translation adjustment	172	(758)	584
Balance	319,130	(126,957)	$ (124,195)
PARENT COMPANY | Shanghai Jianwei Management
Increase (Decrease) in Stockholders' Equity
Addition of non-controlling interest in connection with acquisition		(172)
Capital contribution of non-controlling interest holder	(50)
PARENT COMPANY | iKang Shanghai Lujiazui
Increase (Decrease) in Stockholders' Equity
Purchase of non-controlling interest		$ (184)
PARENT COMPANY | WA Health Care
Increase (Decrease) in Stockholders' Equity
Capital contribution of non-controlling interest holder	$ (1,984)
Common
Increase (Decrease) in Stockholders' Equity
Balance (in shares)	6,169,674	6,481,245	6,686,490
Conversion of participating convertible redeemable preferred shares to common shares	$ 208
Conversion of participating convertible redeemable preferred shares to common shares (in shares)	20,781,515
iKang Healthcare Group, Inc. one common share of US$0.01 entered into a share swap agreement (in shares)		1
Redesignation to Series F convertible redeemable participating preferred shares		$ (4)	$ (2)
Redesignation to Series F convertible redeemable participating preferred shares (in shares)		(311,572)	(205,245)
Issuance of common shares in connection with exercise of options	$ 1
Issuance of common shares in connection with exercise of options (in shares)	80,000
Issuance of ordinary shares in connection with share-based compensation arrangements	$ 16
Issuance of ordinary shares in connection with share-based compensation arrangements (in shares)	1,600,000
Balance (in shares)	34,361,539	6,169,674	6,481,245
Common | PARENT COMPANY
Increase (Decrease) in Stockholders' Equity
Balance	$ 61	$ 65	$ 67
Balance (in shares)	6,169,674	6,481,245	6,686,490
Conversion of participating convertible redeemable preferred shares to common shares	$ 208
Conversion of participating convertible redeemable preferred shares to common shares (in shares)	20,781,515
iKang Healthcare Group, Inc. one common share of US$0.01 entered into a share swap agreement (in shares)		1
Redesignation to Series F convertible redeemable participating preferred shares		$ (4)	$ (2)
Redesignation to Series F convertible redeemable participating preferred shares (in shares)		(311,572)	(205,245)
Issuance of common shares in connection with exercise of options	$ 1
Issuance of common shares in connection with exercise of options (in shares)	80,000
Issuance of ordinary shares in connection with share-based compensation arrangements	$ 16
Issuance of ordinary shares in connection with share-based compensation arrangements (in shares)	1,600,000
Balance	$ 343	$ 61	$ 65
Balance (in shares)	34,361,539	6,169,674	6,481,245
Additional paid-in capital
Increase (Decrease) in Stockholders' Equity
Share-based compensation expenses	$ 9,153	$ 930	$ 2,273
Conversion of participating convertible redeemable preferred shares to common shares	264,301
Redesignation to Series F convertible redeemable participating preferred shares		(3,745)	(2,643)
Issuance of common shares in connection with exercise of options	821
Additional paid-in capital | Shanghai Jianwei Management
Increase (Decrease) in Stockholders' Equity
Capital contribution of non-controlling interest holder	(50)
Additional paid-in capital | iKang Shanghai Lujiazui
Increase (Decrease) in Stockholders' Equity
Purchase of non-controlling interest		(184)
Additional paid-in capital | WA Health Care
Increase (Decrease) in Stockholders' Equity
Capital contribution of non-controlling interest holder	(1,984)
Additional paid-in capital | PARENT COMPANY
Increase (Decrease) in Stockholders' Equity
Balance	1,342	4,341	4,711
Share-based compensation expenses	9,153	930	2,273
Conversion of participating convertible redeemable preferred shares to common shares	264,301
Redesignation to Series F convertible redeemable participating preferred shares		(3,745)	(2,643)
Issuance of common shares in connection with exercise of options	821
Balance	419,862	1,342	4,341
Additional paid-in capital | PARENT COMPANY | Shanghai Jianwei Management
Increase (Decrease) in Stockholders' Equity
Capital contribution of non-controlling interest holder	(50)
Additional paid-in capital | PARENT COMPANY | iKang Shanghai Lujiazui
Increase (Decrease) in Stockholders' Equity
Purchase of non-controlling interest		(184)
Additional paid-in capital | PARENT COMPANY | WA Health Care
Increase (Decrease) in Stockholders' Equity
Capital contribution of non-controlling interest holder	(1,984)
Accumulated deficit. | PARENT COMPANY
Increase (Decrease) in Stockholders' Equity
Balance	(132,124)	(133,123)	(60,928)
Deemed dividend on convertible redeemable preferred shares - accretion of redemption premium		(20,436)	(84,306)
Net income	27,113	21,607	12,111
Balance	(105,011)	(132,124)	(133,123)
Accumulated deficit. | PARENT COMPANY | Shanghai Jianwei Management
Increase (Decrease) in Stockholders' Equity
Addition of non-controlling interest in connection with acquisition		(172)
Accumulated other comprehensive income | PARENT COMPANY
Increase (Decrease) in Stockholders' Equity
Balance	3,764	4,522	3,938
Foreign currency translation adjustment	172	(758)	584
Balance	3,936	$ 3,764	$ 4,522
IPO
Increase (Decrease) in Stockholders' Equity
Issuance of common shares	132,937
IPO | PARENT COMPANY
Increase (Decrease) in Stockholders' Equity
Issuance of common shares	132,937
IPO | Common
Increase (Decrease) in Stockholders' Equity
Issuance of common shares	$ 52
Issuance of common shares (in shares)	5,215,794
IPO | Common | PARENT COMPANY
Increase (Decrease) in Stockholders' Equity
Issuance of common shares	$ 52
Issuance of common shares (in shares)	5,215,794
IPO | Additional paid-in capital
Increase (Decrease) in Stockholders' Equity
Issuance of common shares	$ 132,885
IPO | Additional paid-in capital | PARENT COMPANY
Increase (Decrease) in Stockholders' Equity
Issuance of common shares	132,885
Green Shoe
Increase (Decrease) in Stockholders' Equity
Issuance of common shares	13,399
Green Shoe | PARENT COMPANY
Increase (Decrease) in Stockholders' Equity
Issuance of common shares	13,399
Green Shoe | Common
Increase (Decrease) in Stockholders' Equity
Issuance of common shares	$ 5
Issuance of common shares (in shares)	514,556
Green Shoe | Common | PARENT COMPANY
Increase (Decrease) in Stockholders' Equity
Issuance of common shares	$ 5
Issuance of common shares (in shares)	514,556
Green Shoe | Additional paid-in capital
Increase (Decrease) in Stockholders' Equity
Issuance of common shares	$ 13,394
Green Shoe | Additional paid-in capital | PARENT COMPANY
Increase (Decrease) in Stockholders' Equity
Issuance of common shares	$ 13,394